Pension and Other Post-Employment Benefits (Real Estate And Other Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 264	$ 291
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	12	13
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	13	14
Real Estate And Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	13	13
Purchases
Settlement
Return On Plan Assets Relating To Assets Sold During the reporting period
Return On Plan Assets Relating to Assets Still Held at the reporting date	(1)
Fair Value of Plan Assets, End of Year	$ 12	$ 13